Leases - Components of Net Investment in Sales-Type and Direct Financing Leases (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Capital Leases, Net Investment in Direct Financing and Sales Type Leases [Abstract]
Aggregate future minimum lease payments to be received	$ 12,709	$ 11,257
Unguaranteed residual values accruing to the lessor's benefit	1,731	1,175
Unearned income	(1,205)	(1,023)
Initial direct costs	274	237
Total net investment in sales-type and direct financing leases	$ 13,509	$ 11,646